ALPS DISTRIBUTORS, INC.
1290 Broadway, Suite 1100
Denver, CO  80203

January 30, 2015

FILED VIA EDGAR

Mr. Derek Newman
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Centre Funds (the "Trust") – Centre Active U.S. Tax Exempt Fund ("the Fund") File Nos.: 333-173306 and 811-22545
REQUEST FOR ACCELERATION

Dear Mr. Newman:

ALPS Distributors, Inc., the principal underwriter of the Fund's shares, respectfully requests, pursuant to Rule 461(a) under the Securities Act of 1933, as amended, that the effective date of Post-Effective Amendment No. 11 to the Registration Statement of the Trust filed on Form N-1A on December 17, 2014, be accelerated so that the Registration Statement may become effective on February 2, 2015 or as soon as practicable thereafter.

Pursuant to Rule 461(a) under the 1933 Act, attached is a separate letter from the Trust requesting that the effective date of Post-Effective Amendment No. 11 be accelerated so that the Registration Statement may become effective on February 2, 2015 or as soon as practicable thereafter.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (720) 917-0651.

Sincerely,

/s/ Aisha Hunt
Aisha Hunt
Senior Vice President, General Counsel and Assistant Secretary of ALPS Distributors, Inc.